Subsequent Event - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions		3 Months Ended	6 Months Ended
	Jul. 31, 2015	Jun. 30, 2015	Jun. 30, 2015
Subsequent Event [Line Items]
Acquisition and financing related costs		$ 9,900,000	$ 15,200,000
Debt and equity issuance costs		3,600,000	3,600,000
Selling, General and Administrative Expense
Subsequent Event [Line Items]
Acquisition and financing related costs		$ 6,300,000	$ 11,600,000
Subsequent Event
Subsequent Event [Line Items]
Common stock, new shares issued	9.2
Common stock, new price per share	$ 12.80
Subsequent Event | Senior Unsecured Notes Due 2023
Subsequent Event [Line Items]
Debt instrument face amount	$ 700,000,000
Debt instrument interest rate stated percentage	10.75%
Subsequent Event | Senior Secured First Lien Term Loan Facility
Subsequent Event [Line Items]
Debt instrument face amount	$ 600,000,000
Subsequent Event | Senior Secured Asset-Backed Loan Facility
Subsequent Event [Line Items]
Asset-backed loan facility	295,000,000
Line of credit facility maximum borrowing capacity	800,000,000
Subsequent Event | ProBuild Holdings LLC
Subsequent Event [Line Items]
Cash consideration for business acquisition	$ 1,630,000,000